Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Subsequent Events [Line Items]
Exercise price of share options granted			$ 0.0002
RSUs [Member]
Subsequent Events [Line Items]
Number of shares, Granted			200,000
Zhejiang Digital Network Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Cash consideration paid			$ 4,760
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Events [Line Items]
Number of share options granted	2,217,004
Exercise price of share options granted	$ 0.0002
Subsequent Event [Member] | RSUs [Member] | Independent Directors [Member]
Subsequent Events [Line Items]
Number of shares, Granted	100,000
Share based compensation arrangements vesting period	4 years
Subsequent Event [Member] | Zhejiang Digital Network Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Percentage of acquired equity interest		100.00%
Total cash consideration		$ 5,478